PRINCIPAL ACCOUNTING POLICIES - Warranty service revenue (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥) km
Golden Authentication [Member]
Product Warranty Liability [Line Items]
Return period	30 days
Number of years covered by warranty program (in years)	1 year
Number of kilometers covered by warranty program (in kilometers)	20,000
Silver Authentication [Member]
Product Warranty Liability [Line Items]
Return period	30 days
Number of years covered by warranty program (in years)	6 months
Number of kilometers covered by warranty program (in kilometers)	10,000
Minimum
Product Warranty Liability [Line Items]
Number of years covered by warranty program (in years)	6 months
Number of kilometers covered by warranty program (in kilometers)	10,000
Maximum
Product Warranty Liability [Line Items]
Number of years covered by warranty program (in years)	1 year
Number of kilometers covered by warranty program (in kilometers)	20,000
Product Warranty Limit | ¥	¥ 20,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Product Warranty Liability [Line Items]
Performance obligation period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Minimum
Product Warranty Liability [Line Items]
Performance obligation period	6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Maximum
Product Warranty Liability [Line Items]
Performance obligation period	1 year